CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ 19	$ (36)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation, depletion and amortization	224	198	$ 268	$ 883	$ 666
Gain on sale of assets	0	(13)		(2)	(468)
Deferred income tax expense	6	0	1	1,120	1
Share-based compensation expense	5	4	17	13	22
Non-cash portion of exploration expense	4	7	23	19	39
Amortization of debt issuance costs	5	5	12	21	21
Other	(1)	3	1	2	1
Asset and liability changes
Accounts receivable	38	(16)	(73)	8	(51)
Accounts payable	(90)	6	66	17	80
Derivative instruments	14	111	281	(939)	56
Accrued interest	53	53	57		(3)
Other asset changes	1	2	(18)	4	(10)
Other liability changes	(8)	(17)	39	(19)	(20)
Net cash provided by operating activities	270	307	449	1,295	975
Cash flows from investing activities
Capital expenditures	(432)	(459)	(877)	(2,033)	(1,924)
Proceeds from the sale of assets	0	17	110	154	1,451
Net cash used in investing activities	(432)	(442)	(7,893)	(2,064)	(475)
Cash flows from financing activities
Proceeds from issuance of long-term debt	364	550	5,477	2,455	1,880
Repayments of long-term debt	(236)	(570)	(1,139)	(1,898)	(2,190)
Contribution from parent	20	186		186
Net cash provided by financing activities	148	166	7,507	742	(515)
Change in cash and cash equivalents	(14)	31	63	(27)	(15)
Cash and cash equivalents
Beginning of period	21	48		48	63
End of period	$ 7	$ 79	$ 63	$ 21	$ 48